Schedule of Inventory (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Spare parts	$ 238,000	$ 242,000
Work in progress		134,000
Finished goods	734,000	1,008,000
Inventories — at lower of cost and NRV	972,000	1,384,000
Future NRG Sdn. Bhd. [Member]
Inventory [Line Items]
Spare parts	76,932	63,056
Consumables	1,793	2,020
Inventories — at lower of cost and NRV	$ 78,725	$ 65,076	$ 82,920